1
The Gabelli Utilities Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.8%
ENERGY AND UTILITIES — 87.4%
Alternative Energy — 0.7%
850,000 Algonquin Power & Utilities Corp., New
York ..................................................... $ 4,369,000
13,000 Brookfield Renewable Corp. ...................... 362,960
9,700 Clearway Energy Inc., Cl. C ....................... 293,619
4,000 Eos Energy Enterprises Inc.† .................... 15,120
1,000 First Solar Inc.† ........................................ 126,430
10,000 Fluence Energy Inc.† ................................ 48,500
11,800 Landis+Gyr Group AG ............................... 696,236
65,000 Ormat Technologies Inc. ........................... 4,600,050
68,500 XPLR Infrastructure LP ............................. 650,750
11,162,665
Diversified Industrial — 1.0%
57,100 AZZ Inc. ................................................... 4,774,131
5,400 Graham Corp.† ......................................... 155,628
40,580 ITT Inc. .................................................... 5,241,313
214,200 Mueller Water Products Inc., Cl. A ............. 5,444,964
29,500 Park-Ohio Holdings Corp. ......................... 637,200
16,253,236
Electric Integrated — 52.0%
7,500 ALLETE Inc. ............................................. 492,750
172,050 Alliant Energy Corp. .................................. 11,071,417
460,700 Ameren Corp. ........................................... 46,254,280
553,700 American Electric Power Co. Inc. .............. 60,502,799
291,000 Avista Corp. ............................................. 12,184,170
421,500 Black Hills Corp. ....................................... 25,563,975
59,373 CMS Energy Corp. .................................... 4,459,506
377,000 Dominion Energy Inc. ............................... 21,138,390
17,200 DTE Energy Co. ........................................ 2,378,244
246,600 Duke Energy Corp. ................................... 30,077,802
240,100 Edison International .................................. 14,146,692
20,000 Entergy Corp. ........................................... 1,709,800
835,807 Evergy Inc. ............................................... 57,628,893
641,750 Eversource Energy .................................... 39,859,092
316,736 Exelon Corp. ............................................ 14,595,195
300,791 FirstEnergy Corp. ..................................... 12,157,972
151,800 Fortis Inc. ................................................ 6,914,624
267,000 Hawaiian Electric Industries Inc.† .............. 2,923,650
44,200 IDACORP Inc. ........................................... 5,136,924
187,000 MGE Energy Inc. ...................................... 17,383,520
1,667,200 NextEra Energy Inc. .................................. 118,187,808
260,000 NiSource Inc. ........................................... 10,423,400
424,000 Northwestern Energy Group Inc. ............... 24,536,880
781,000 OGE Energy Corp. ..................................... 35,894,760
394,200 Otter Tail Corp. ......................................... 31,681,854
283,500 PG&E Corp. .............................................. 4,870,530
302,400 Pinnacle West Capital Corp. ...................... 28,803,600
131,050 Portland General Electric Co. ..................... 5,844,830
535,000 PPL Corp. ................................................ 19,318,850
Shares
Market
Value
177,750 Public Service Enterprise Group Inc. ......... $ 14,628,825
5,000 RWE AG ................................................... 178,523
389,759 The Southern Co. ..................................... 35,838,340
218,023 TXNM Energy Inc. .................................... 11,659,870
49,000 Unitil Corp. ............................................... 2,826,810
482,100 WEC Energy Group Inc. ............................ 52,539,258
384,016 Xcel Energy Inc. ....................................... 27,184,493
810,998,326
Electric Transmission and Distribution — 1.1%
30,000 Consolidated Edison Inc. .......................... 3,317,700
62,867 Constellation Energy Corp. ........................ 12,675,873
14,000 Sempra .................................................... 999,040
1,500 The Timken Co. ........................................ 107,805
17,100,418
Environmental Services — 0.2%
500 Badger Meter Inc. ..................................... 95,125
2,000 Tetra Tech Inc. .......................................... 58,500
75,000 Veolia Environnement SA .......................... 2,574,846
2,000 Waste Connections Inc. ............................ 390,380
3,118,851
Global Utilities — 2.9%
36,000 Chubu Electric Power Co. Inc. ................... 389,546
20,000 E.ON SE ................................................... 301,899
5,000 EDP SA, ADR ........................................... 170,650
204,500 Emera Inc. ............................................... 8,613,144
34,500 Enagas SA ................................................ 496,901
100,000 Endesa SA ................................................ 2,649,185
290,000 Enel SpA .................................................. 2,350,887
75,000 Equinor ASA ............................................. 1,986,441
550,000 Hera SpA ................................................. 2,378,860
18,000 Hokkaido Electric Power Co. Inc. ............... 91,350
6,520,000 Huaneng Power International Inc., Cl. H .... 3,778,884
230,000 Iberdrola SA ............................................. 3,715,563
25,000 Italgas SpA .............................................. 179,361
188,000 Korea Electric Power Corp., ADR† ............. 1,393,080
50,000 Kyushu Electric Power Co. Inc. ................. 435,196
183,124 National Grid plc ....................................... 2,387,976
32,200 National Grid plc, ADR .............................. 2,112,642
319,200 Redeia Corp. SA ....................................... 6,406,002
29,000 Shikoku Electric Power Co. Inc. ................ 223,798
2,000 Snam SpA ................................................ 10,370
10,000 The Chugoku Electric Power Co. Inc. ......... 57,337
300,000 The Kansai Electric Power Co. Inc. ............ 3,545,236
95,000 Tohoku Electric Power Co. Inc. .................. 653,643
50,000 Tokyo Electric Power Co. Holdings Inc.† .... 143,243
44,471,194
Merchant Energy — 2.4%
3,000,000 The AES Corp. .......................................... 37,260,000

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Natural Gas Integrated — 12.7%
470,000 Energy Transfer LP ................................... $ 8,737,300
52,000 Hess Corp. ............................................... 8,305,960
142,500 Kinder Morgan Inc. ................................... 4,065,525
1,489,100 National Fuel Gas Co. ................................ 117,921,829
472,000 ONEOK Inc. .............................................. 46,831,840
367,500 UGI Corp. ................................................. 12,153,225
198,015,679
Natural Gas Utilities — 7.1%
66,000 Atmos Energy Corp. ................................. 10,202,280
114,000 CenterPoint Energy Inc. ............................ 4,130,220
5,700 Cheniere Energy Inc. ................................ 1,318,980
30,000 Chesapeake Utilities Corp. ........................ 3,852,900
100,000 Gulf Coast Ultra Deep Royalty Trust† ......... 2,500
14,000 New Jersey Resources Corp. .................... 686,840
424,000 Northwest Natural Holding Co. .................. 18,113,280
148,000 ONE Gas Inc. ............................................ 11,187,320
115,000 RGC Resources Inc. ................................. 2,400,050
688,500 Southwest Gas Holdings Inc. .................... 49,434,300
106,500 Spire Inc. ................................................. 8,333,625
33,200 Venture Global Inc., Cl. A .......................... 341,960
110,004,255
Natural Resources — 1.6%
18,000 Alliance Resource Partners LP .................. 491,040
271,750 Cameco Corp. .......................................... 11,185,230
33,000 CNX Resources Corp.† ............................. 1,038,840
3,200 Diamondback Energy Inc. ......................... 511,616
3,500 EOG Resources Inc. .................................. 448,840
155,500 Mueller Industries Inc. .............................. 11,839,770
750 Occidental Petroleum Corp. ...................... 37,020
25,552,356
Oil — 0.3%
36,000 APA Corp. ................................................ 756,720
16,000 BP plc, ADR ............................................. 540,640
37,000 Devon Energy Corp. .................................. 1,383,800
92,500 Innovex International Inc.† ....................... 1,661,300
40,000 PrairieSky Royalty Ltd. ............................. 721,309
5,000 Secure Waste Infrastructure Corp. ............ 54,481
5,118,250
Services — 1.8%
552,500 Enbridge Inc. ............................................ 24,481,275
18,000 Halliburton Co. ......................................... 456,660
93,000 MDU Resources Group Inc. ...................... 1,572,630
6,970 Oceaneering International Inc.† ................. 152,016
17,500 RPC Inc. .................................................. 96,250
21,500 Schlumberger NV ..................................... 898,700
27,657,531
Shares
Market
Value
Water — 3.6%
8,000 American States Water Co. ....................... $ 629,440
96,700 American Water Works Co. Inc. ................ 14,265,184
5,000 California Water Service Group ................. 242,300
7,997 Consolidated Water Co. Ltd. ...................... 195,847
439,250 Essential Utilities Inc. ............................... 17,363,552
7,650 Middlesex Water Co. ................................. 490,365
414,000 Severn Trent plc ....................................... 13,535,396
86,255 SJW Group .............................................. 4,717,286
86,043 The York Water Co. ................................... 2,983,971
54,000 United Utilities Group plc, ADR ................. 1,405,620
55,828,961
TOTAL ENERGY AND UTILITIES ............ 1,362,541,722
COMMUNICATIONS — 8.0%
Business Services — 0.0%
490,000 Clear Channel Outdoor Holdings Inc.† ....... 543,900
Cable and Satellite — 1.4%
5,000 Altice USA Inc., Cl. A† .............................. 13,300
12,700 Charter Communications Inc., Cl. A† ......... 4,680,331
27,500 Cogeco Communications Inc. ................... 1,341,128
75,000 Cogeco Inc. .............................................. 3,308,433
6,500 Comcast Corp., Cl. A ................................ 239,850
29,000 EchoStar Corp., Cl. A† .............................. 741,820
4,500 Liberty Broadband Corp., Cl. C† ................ 382,725
260,000 Liberty Global Ltd., Cl. A† ......................... 2,992,600
242,000 Liberty Global Ltd., Cl. C† ......................... 2,896,740
182,000 Liberty Latin America Ltd., Cl. A† .............. 1,152,060
61,483 Liberty Latin America Ltd., Cl. C† .............. 381,809
89,000 Rogers Communications Inc., Cl. B ........... 2,378,970
38,000 TBS Holdings Inc. ..................................... 1,080,285
21,590,051
Telecommunications — 5.8%
41,500 America Movil SAB de CV, ADR ................. 590,130
476,000 BCE Inc. ................................................... 10,928,960
463,500 Deutsche Telekom AG, ADR ...................... 17,181,945
250,000 Eurotelesites AG† ..................................... 1,400,284
10,000 GCI Liberty Inc., Escrow†(a) ..................... 0
1,448,000 Koninklijke KPN NV .................................. 6,132,935
13,000,000 Nippon Telegraph & Telephone Corp. ........ 12,541,503
17,000 Orange Belgium SA† ................................ 279,408
270,000 Orascom Investment Holding, GDR†(a) ..... 3,780
225,000 Pharol SGPS SA† ..................................... 12,894
20,500 PLDT Inc., ADR ........................................ 448,335
58,000 Proximus SA ............................................ 428,033
1,400,000 Singapore Telecommunications Ltd. .......... 3,574,113
107,500 Sunrise Communications AG, Cl. A† ......... 5,188,482
99,200 Swisscom AG, ADR .................................. 5,718,136
20,000 Tele2 AB, Cl. B .......................................... 269,703
125,000 Telefonica Brasil SA, ADR ......................... 1,090,000
215,000 Telefonica SA, ADR ................................... 1,001,900

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
980,000 Telekom Austria AG .................................. $ 9,155,583
297,200 Telephone and Data Systems Inc. .............. 11,513,528
100,000 Telesat Corp.† .......................................... 1,883,000
10,000 TELUS Corp. ............................................ 143,428
34,000 TIM SA, ADR ............................................ 532,100
18,100 VEON Ltd., ADR† ..................................... 789,341
90,807,521
Wireless Communications — 0.8%
20,500 Anterix Inc.† ............................................ 750,300
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 25
38,000 Millicom International Cellular SA ............. 1,150,260
70,000 Operadora De Sites Mexicanos SAB de CV 49,735
68,000 SK Telecom Co. Ltd., ADR ........................ 1,445,680
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 222
268,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,666,960
96,000 United States Cellular Corp.† .................... 6,638,400
74,500 Vodafone Group plc, ADR ......................... 698,065
12,399,647
TOTAL COMMUNICATIONS .................. 125,341,119
OTHER — 4.4%
Aerospace — 0.6%
13,500 Allient Inc. ................................................ 296,730
900,000 Rolls-Royce Holdings plc† ........................ 8,707,687
9,004,417
Building and Construction — 0.3%
10,000 Acciona SA .............................................. 1,306,210
2,200 Arcosa Inc. ............................................... 169,664
23,250 Everus Construction Group Inc.† .............. 862,343
21,200 Johnson Controls International plc ............ 1,698,332
7,600 Knife River Corp.† .................................... 685,596
4,722,145
Consumer Products — 0.0%
8,000 Essity AB, Cl. A ......................................... 226,427
Consumer Services — 0.0%
350 Ashtead Group plc .................................... 18,745
Diversified Industrial — 0.2%
210 Alstom SA† .............................................. 4,628
50,000 Bouygues SA ............................................ 1,968,506
7,000 L.B. Foster Co., Cl. A† ............................... 137,760
4,500 Matthews International Corp., Cl. A ........... 100,080
111,500 Twin Disc Inc. ........................................... 844,055
3,055,029
Shares
Market
Value
Electronics — 0.7%
2,000 Keysight Technologies Inc.† ...................... $ 299,540
1,130 Resideo Technologies Inc.† ...................... 20,001
300 Roper Technologies Inc. ........................... 176,874
410,000 Sony Group Corp., ADR ............................ 10,409,900
200 WESCO International Inc. ......................... 31,060
10,937,375
Entertainment — 0.0%
47,000 Grupo Televisa SAB, ADR ......................... 82,250
30,000 Ollamani SAB† ......................................... 66,686
148,936
Financial Services — 0.0%
45,000 Kinnevik AB, Cl. A ..................................... 332,179
1,500,000 Orascom Financial Holding SAE† .............. 13,229
345,408
Health Care — 0.0%
12,000 Tsumura & Co. ......................................... 345,223
Machinery — 1.1%
62,500 Astec Industries Inc. ................................. 2,153,125
81,800 Flowserve Corp. ....................................... 3,995,112
39,900 The Gorman-Rupp Co. .............................. 1,400,490
500 Valmont Industries Inc. ............................. 142,685
71,300 Xylem Inc. ................................................ 8,517,498
16,208,910
Metals and Mining — 0.3%
54,000 Freeport-McMoRan Inc. ............................ 2,044,440
12,700 Vulcan Materials Co. ................................. 2,962,910
5,007,350
Specialty Chemicals — 0.1%
1,500 Air Products and Chemicals Inc. ............... 442,380
Transportation — 1.1%
111,000 GATX Corp. .............................................. 17,234,970
TOTAL OTHER ................................ 67,697,315
TOTAL COMMON STOCKS .................. 1,555,580,156
CLOSED-END FUNDS — 0.0%
40,000 Altaba Inc., Escrow† ................................. 61,000
RIGHTS — 0.0%
OTHER — 0.0%
Health Care — 0.0%
21,000 ABIOMED Inc., CVR† ................................ 33,600

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
WARRANTS — 0.0%
OTHER — 0.0%
Diversified Industrial — 0.0%
428,750 SDCL EDGE Acquisition Corp., expire
12/31/28† ............................................. $ 12,862
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 3,300,000 U.S. Treasury Bills,
4.227% to 4.237%††,
06/20/25 to 06/26/25 ............................ 3,267,320
TOTAL INVESTMENTS — 100.0%
(Cost $674,472,776) ............................. $ 1,558,954,938
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt